RELATED PARTY TRANSACTIONS AND BALANCES - Schedule of Related Parties (Details)	12 Months Ended
Dec. 31, 2025
HongKong Kisen Co., Limited [Member]
Schedule of Related Parties [Line Items]
Nature of Relationship	Company ultimately controlled by Chief Strategy Officer (“CSO”)